Cover	May 22, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 22, 2025
Entity File Number	001-40927
Entity Registrant Name	ZEO ENERGY CORP.
Entity Central Index Key	0001865506
Entity Tax Identification Number	98-1601409
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	7625 Little Rd
Entity Address, Address Line Two	Suite 200A
Entity Address, City or Town	New Port Richey
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34654
City Area Code	727
Local Phone Number	375-9375
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A Common Stock, par value $0.0001 per share
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	ZEO
Security Exchange Name	NASDAQ
Warrants, each exercisable for one share of Class A Common Stock at a price of $11.50, subject to adjustment
Title of 12(b) Security	Warrants, each exercisable for one share of Class A Common Stock at a price of $11.50, subject to adjustment
Trading Symbol	ZEOWW
Security Exchange Name	NASDAQ